Share Capital and Reserves - Summary of Number of Options and Weighted Average Exercise Price per Share (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of options outstanding, beginning balance (in shares) | shares	16,356,022	11,239,342
Number of options, granted (in shares) | shares	4,101,417	6,249,148
Number of options, exercised (in shares) | shares	(1,147,066)	(1,130,218)
Number of options, expired (in shares) | shares	(2,009,933)	(2,250)
Number of options outstanding, ending balance (in shares) | shares	17,300,440	16,356,022
Weighted average exercise price per share, beginning balance (in CAD per share) | $ / shares	$ 7.50	$ 7.47
Weighted average exercise price per share, granted (in CAD per share) | $ / shares	6.53	7.19
Weighted average exercise price per share, exercised (in CAD per share) | $ / shares	(5.99)	(5.39)
Weighted average exercise price per share, expired (in CAD per share) | $ / shares	(6.07)	(15.00)
Weighted average exercise price per share, ending balance (in CAD per share) | $ / shares	$ 7.54	$ 7.50